Accrued expenses	12 Months Ended
Dec. 31, 2019
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Accrued expenses
(18)	Accrued expenses
Accrued expenses as of December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018

Operating expenses (1)	$82,117	$105,655
Other accrued expenses (2)	5,493	3,057

Total	$87,610	$108,712

(1)	Corresponds mainly costs for landings, credit card commissions, air navigation, ground services and passenger services.
(2)	Other accrued expenses include transport, freight and haulage, public services and maintenance.